Reconciliation of Financial Statements to Form 5500 - Schedule of Reconciliation of Net Assets Available for Benefits Per Financial Statements to Form 5500 (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 6,279,164	$ 5,668,099
Loans deemed as distributed	(38,212)	(24,282)
Net assets available for benefits per the Form 5500	$ 6,240,952	$ 5,643,817